BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of short-term and long-term borrowings

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings:
Short-term bank borrowings	148,800	51,776
Secured bank borrowings related to discounted notes receivable	80,000	280,000
Long-term bank borrowings, current portion	116,453	116,457
Total	345,253	448,233
Long-term borrowings:
Long-term bank borrowings	269,438	278,727

Schedule of principal maturities of the long-term borrowings

	As of December 31,
	2024	2025
	RMB	RMB

2026	116,453	—
2027	119,355	119,355
2028	—	—
2029 and after	33,630	159,372
Total	269,438	278,727